Dividends	12 Months Ended
Dec. 31, 2022
Interim Financial Reporting [Abstract]
Dividends

8	Dividends

Dividends to shareholders of the parent company
	2022		2021		2020
	Per share	Total	Per share	Total	Per share	Total
	$	$m	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	0.18	3,576	0.15	3,059	—	—
In respect of current year:
– first interim dividend	0.09	1,754	0.07	1,421	—	—
Total	0.27	5,330	0.22	4,480	—	—
Total dividends on preference shares classified as equity (paid quarterly)[1]	—	—	4.99	7	62.00	90
Total coupons on capital securities classified as equity		1,214		1,303		1,241
Dividends to shareholders		6,544		5,790		1,331
1 HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021.

Total coupons on capital securities classified as equity
		2022		2021	2020
			Total	Total	Total
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
$2,000m issued at 6.875%[2]	Jun 2021	$68.750	—	69	138
$2,250m issued at 6.375%	Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%	Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%	May 2027	$60.000	180	180	180
$2,350m issued at 6.250%[3]	Mar 2023	$62.500	147	147	147
$1,800m issued at 6.500%	Mar 2028	$65.000	117	117	117
$1,500m issued at 4.600%[4]	Jun 2031	$46.000	69	69	—
$1,000m issued at 4.000%[5]	Mar 2026	$40.000	40	20	—
$1,000m issued at 4.700%[6]	Mar 2031	$47.000	47	24	—
€1,500m issued at 5.250%[7]	Sep 2022	€52.500	76	93	90
€1,000m issued at 6.000%	Sep 2023	€60.000	63	70	67
€1,250m issued at 4.750%	Jul 2029	€47.500	65	72	67
£1,000m issued at 5.875%	Sep 2026	£58.750	70	80	74
SGD1,000m issued at 4.700%[8]	Jun 2022	SGD47.000	14	35	35
SGD750m issued at 5.000%	Sep 2023	SGD50.000	27	28	27
Total			1,214	1,303	1,241
1Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.
2This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
3This security was called by HSBC Holdings on 30 January 2023 and is expected to be redeemed and cancelled on 23 March 2023.
4This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of 17 June 2031.
5This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2026.
6This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2031.
7This security was called by HSBC Holdings on 9 August 2022 and was redeemed and cancelled on 16 September 2022.
8This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.
After the end of the year, the Directors approved a second interim dividend in respect of the financial year ended 31 December 2022 of $0.23 per ordinary share, a distribution of approximately $4,593m. The second interim dividend for 2022 will be payable on 27 April 2023 to holders on the Principal Register in the UK, the Hong Kong Overseas Branch Register or the Bermuda Overseas Branch Register on 3 March 2023. No liability was recorded in the financial statements in respect of the second interim dividend for 2022.On 4 January 2023, HSBC paid a coupon on its €1,250m subordinated capital securities, representing a total distribution of €30m ($31m). No liability was recorded in the balance sheet at 31 December 2022 in respect of this coupon payment.